Retirement Benefit Plans - Disclosure of Benefits Expected To Be Paid (Details) £ in Millions	Dec. 31, 2021 GBP (£)
No later than one year
Disclosure of net defined benefit liability (asset) [line items]
Benefits expected to be paid	£ 387
Later than one year and not later than two years
Disclosure of net defined benefit liability (asset) [line items]
Benefits expected to be paid	335
Later than two years and not later than three years
Disclosure of net defined benefit liability (asset) [line items]
Benefits expected to be paid	356
Later than three years and not later than four years
Disclosure of net defined benefit liability (asset) [line items]
Benefits expected to be paid	381
Later than four years and not later than five years
Disclosure of net defined benefit liability (asset) [line items]
Benefits expected to be paid	401
Five years ending 2031
Disclosure of net defined benefit liability (asset) [line items]
Benefits expected to be paid	£ 2,240